Saturna Investment Trust

Saturna Growth Fund (the “Fund”)

Supplement Dated September 28, 2026, to the Summary Prospectus and Prospectus dated March 30, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 28, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. William B. Jones IV, Mr. Tae Han (“Simon”) Kim, and Mr. Jason Mitchell. Any references to deputy portfolio managers are hereby stricken.

Effective September 28, 2026, the following is added to the paragraph entitled “Portfolio Managers” on page 5 of the Fund’s Summary Prospectus:

Mr. William B. Jones IV, CFA , the director of research and a portfolio manager of Saturna, has been a portfolio manager of the fund since 2025. Mr. Jason S. Mitchell, MBA, a senior investment analyst of Saturna, has been a portfolio manager of the fund since 2026. Mr. Tae Han (“Simon”) Kim, CFA®, a senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026.

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This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 30, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Saturna International Fund (the “Fund”)

Supplement Dated September 28, 2026, to the Summary Prospectus and Prospectus dated March 30, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 28, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Levi Stewart Zurbrugg, Mr. Tae Han (“Simon”) Kim, and Mr. Rajasekhar Ravishankar. Any references to deputy portfolio managers are hereby stricken.

Effective September 28, 2026, the following is added to the paragraph entitled “Portfolio Managers” on page 9 of the Fund’s Summary Prospectus is replaced with the following:

Mr. Levi Stewart Zurbrugg MBA, CFA®, CPA®, a senior investment analyst and portfolio manager of Saturna, has been a portfolio manager of the fund since 2026. Mr. Tae Han (“Simon”) Kim, CFA®, a senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026. Mr. Rajasekhar Ravishankar CFA®, an equity analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026.

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This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 30, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Saturna Core Fund (the “Fund”)

Supplement Dated September 28, 2026, to the Summary Prospectus and Prospectus dated March 30, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 28, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Bryce R. Fegley, Ms. Elizabeth W. Alm, and Mr. Pierce S. McCrerey. Any references to deputy portfolio managers are hereby stricken.

Effective September 28, 2026, the following is added to the paragraph entitled “Portfolio Managers” on page 13 of the Fund’s Summary Prospectus is replaced with the following:

Mr. Bryce R. Fegley MS, CFA®, CIPM®, Chief Investment Officer and portfolio manager at Saturna, has been a portfolio manager of the fund since 2020. Ms. Elizabeth W. Alm CFA®, senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026. Mr. Pierce S. McCrerey CFA®, a fixed income analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026.

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This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 30, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Saturna Global Sustainable Bond Fund (the “Fund”)

Supplement Dated September 28, 2026, to the Summary Prospectus and Prospectus dated March 30, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 28, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Patrick T. Drum, Ms. Elizabeth W. Alm, and Mr. Pierce S. McCrerey. Any references to deputy portfolio managers are hereby stricken.

Effective September 28, 2026, the following is added to the paragraph entitled “Portfolio Managers” on page 16 of the Fund’s Summary Prospectus is replaced with the following:

Mr. Patrick T. Drum CFA®, fixed income lead and portfolio manager at Saturna, has been a portfolio manager since the Fund’s inception in 2015. Ms. Elizabeth W. Alm CFA®, senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026. Mr. Pierce S. McCrerey CFA®, a fixed income analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since 2026.

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This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 30, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Statement of Additional Information Revisions

Effective September 28, 2026, pages 20-21 of the Funds’ Statement of Additional Information are hereby striken and replaced with the following:

Portfolio Managers

All Saturna Capital employees, including Mr. Bryce R. Fegley, Ms. Elizabeth W. Alm, Mr.Patrick T. Drum, Mr. William B. Jones IV, Mr. Tae Han (“Simon”) Kim, Mr. Jason Mitchell, Mr. Levi Stewart Zurbrugg, Mr. Rajasekhar Ravishankar, Mr. Pierce S. McCrerey, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. Saturna Capital also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Ms. Alm and Messrs. Drum, Fegley, Jones IV, Kim, Mitchell, Zurbrugg, Ravishankar, and McCrerey, may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are compensated with salary and discretionary bonus based on quantitative and qualitative factors.

Saturna Capital’s portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate their time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager’s account performance bonus depends upon the Fund’s overall Morningstar™ rating, which derives from investment results over the last three, five, and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

PM Table:

Portfolio Managers (as of November 30, 2025)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm	Saturna Bond Income ($12,301,699)A Saturna Short-Term Bond Fund ($14,414,327) A Saturna Core Fund ($31,290,511)B Saturna Global Sustainable Bond FundC ($60,147,128)B	Amana Participation Fund ($267,741,244) B	None	None
Jane K. Carten	Saturna Sustainable Equity Fund ($25,663,665)D	None	None	None
Patrick T. Drum	Saturna Global Sustainable Bond FundC ($60,147,128)	Amana Participation Fund ($267,741,244)	None	None
Bryce R. Fegley	Saturna Global High Income Fund ($12,042,565) E Saturna Core Fund ($31,290,511)	Amana Income Fund ($2,187,058,534)B	None	Three ($19,973,388)
William B. Jones IV	Saturna Growth Fund ($86,589,255)	None	Four ($89,284,118)B, F	None
Dan Kim	Saturna International Fund ($80,944,210)G	None	None	Thirty-Three ($70,378,223) G
Tae Han “Simon” Kim	Saturna International Fund ($80,944,210)H Saturna Growth Fund ($86,589,255)B	Amana Income Fund ($2,187,058,534)B Amana Growth Fund ($6,054,394,688)B	None	None
Pierce S. McCrerey	Saturna Core Fund ($31,290,511)B Saturna Global Sustainable Bond FundC ($60,147,128)B	Amana Participation Fund ($267,741,244) B	None	None
Jason S. Mitchell	Saturna Growth Fund ($86,589,255) B	Amana Growth Fund ($6,054,394,688)B	Four ($89,284,118)B,F	None
Mr. Rajasekhar Ravishankar	Saturna International Fund ($80,944,210)B	Amana Developing World ($156,607,527)B
Levi S. Zurbrugg	Saturna International Fund ($80,944,210)B	Amana Growth Fund ($6,054,394,688)B	Four ($89,284,118)F	Thirteen ($41,327,820)

A Portfolio Manager of Saturna Bond Income and Saturna Short-Term Bond Fund until March 20, 2026, which merged into the Saturna Global Sustainable Bond Fund.

B Portfolio Manager as of September 28, 2026.

C As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

D Portfolio Manager of Saturna Sustainable Equity Fund until March 20, 2026, which merged into the Saturna International Fund.

E Portfolio Manager of Saturna Global High Income Fund until March 20, 2026, which merged into the Saturna Core Fund.

F Assets managed by the team include assets managed in exchange for a performance fee.

G Portfolio Manager until April 6, 2026.

H Portfolio Manager as of April 6, 2026.

PM Ownership Table

Portfolio Manager Fund Ownership (as of November 30, 2025)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Elizabeth W. Alm	Saturna Short-Term Bond*: $1-$10,000
Saturna Sustainable Equity*: $1-$10,000
Jane K. Carten	Saturna Growth Z Shares: $500,001-$1,000,000
Saturna International Z Shares: $50,001-$100,000
Saturna Core: $100,001-$500,000
Saturna Bond Income*: $1-$10,000
Saturna Global High Income*: $10,001-$50,000
Saturna Sustainable Equity*: over $1,000,000
Saturna Sustainable Bond*: $50,001-$100,000
Patrick T. Drum	Saturna Core: $1-$10,000
Bryce R. Fegley	Saturna International: $10,001-$50,000
Saturna International Z Shares: $100,001-$500,000
Saturna Global High Income*: $100,001-$500,000
William B. Jones IV	Saturna Sustainable Equity*: $10,001-$50,000
Dan Kim (until April 6, 2026)	Saturna International Z Shares: $100,001-$500,000
Pierce McCrerey	Saturna Growth Z Shares: $10,001-$50,000
Saturna International Z Shares: $10,001-$50,000
Saturna Sustainable Equity*: $1-$10,000
Saturna Sustainable Bond*: $10,001-$50,000
Levi S. Zurbrugg	Saturna International Z Shares: $1-$10,000
Saturna Core: $100,001-$500,000
Saturna Bond Income*: $10,001-$50,000
Saturna Sustainable Bond*: $10,001-$50,000

*As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.